Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 781,947	$ 1,151,776
Less: accumulated depreciation	(474,862)	(788,857)
Property and equipment, net	307,085	362,919
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,381	10,022
Wireless communication systems
Property, Plant and Equipment [Line Items]
Property and equipment, gross	536,986	879,209
Furniture, equipment, vehicles and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	172,534	221,943
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 58,046	$ 40,602